Fair Value of Financial Instruments - Valuation Techniques And Unobservable Inputs Applied (Details) - Level 3	Mar. 31, 2022	Dec. 31, 2021 USD ($)
Measurement Input, Prepayment Rate | Weighted Average
Unobservable input
Measurement input, mortgage servicing rights		0.103
Securitized mortgage borrowings | DCF
Valuation techniques
Estimated fair value of liabilities		$ (1,614,862,000)
Securitized mortgage borrowings | Measurement Input, Default Rate | Minimum
Unobservable input
Measurement input, securitized mortgage borrowings		0.06
Securitized mortgage borrowings | Measurement Input, Default Rate | Maximum
Unobservable input
Measurement input, securitized mortgage borrowings		0.043
Securitized mortgage borrowings | Measurement Input, Default Rate | DCF | Minimum
Unobservable input
Measurement input, securitized mortgage borrowings		0.06
Securitized mortgage borrowings | Measurement Input, Default Rate | DCF | Maximum
Unobservable input
Measurement input, securitized mortgage borrowings		0.043
Securitized mortgage borrowings | Measurement Input, Default Rate | DCF | Weighted Average
Unobservable input
Measurement input, securitized mortgage borrowings		0.017
Securitized mortgage borrowings | Measurement Input, Loss Severity | Minimum
Unobservable input
Measurement input, securitized mortgage borrowings		0.01
Securitized mortgage borrowings | Measurement Input, Loss Severity | Maximum
Unobservable input
Measurement input, securitized mortgage borrowings		0.976
Securitized mortgage borrowings | Measurement Input, Loss Severity | Weighted Average
Unobservable input
Measurement input, securitized mortgage borrowings		70.1
Securitized mortgage borrowings | Measurement Input, Loss Severity | DCF | Minimum
Unobservable input
Measurement input, securitized mortgage borrowings		0.01
Securitized mortgage borrowings | Measurement Input, Loss Severity | DCF | Maximum
Unobservable input
Measurement input, securitized mortgage borrowings		0.976
Securitized mortgage borrowings | Measurement Input, Loss Severity | DCF | Weighted Average
Unobservable input
Measurement input, securitized mortgage borrowings		0.701
Securitized mortgage borrowings | Measurement Input, Discount Rate | Minimum
Unobservable input
Measurement input, securitized mortgage borrowings		0.021
Securitized mortgage borrowings | Measurement Input, Discount Rate | Maximum
Unobservable input
Measurement input, securitized mortgage borrowings		0.130
Securitized mortgage borrowings | Measurement Input, Discount Rate | Weighted Average
Unobservable input
Measurement input, securitized mortgage borrowings		3.6
Securitized mortgage borrowings | Measurement Input, Discount Rate | DCF | Minimum
Unobservable input
Measurement input, securitized mortgage borrowings		0.021
Securitized mortgage borrowings | Measurement Input, Discount Rate | DCF | Maximum
Unobservable input
Measurement input, securitized mortgage borrowings		0.130
Securitized mortgage borrowings | Measurement Input, Discount Rate | DCF | Weighted Average
Unobservable input
Measurement input, securitized mortgage borrowings		0.036
Long-term debt | DCF
Valuation techniques
Estimated fair value of liabilities		$ (46,536,000)
Long-term debt | Measurement Input, Discount Rate
Unobservable input
Measurement input, derivative assets - IRLCs, net	9.4	8.6
Long-term debt | Measurement Input, Discount Rate | Weighted Average
Unobservable input
Measurement input, derivative assets - IRLCs, net	9.4	8.6
Long-term debt | Measurement Input, Discount Rate | DCF
Unobservable input
Measurement input, long-term debt		0.086
Long-term debt | Measurement Input, Discount Rate | DCF | Weighted Average
Unobservable input
Measurement input, long-term debt		0.086
Securitized mortgage collateral | DCF
Valuation techniques
Estimated fair value of assets		$ 1,639,251,000
Securitized mortgage collateral | Measurement Input, Prepayment Rate | Minimum
Unobservable input
Measurement input, securitized mortgage collateral		0.029
Securitized mortgage collateral | Measurement Input, Prepayment Rate | Maximum
Unobservable input
Measurement input, securitized mortgage collateral		0.463
Securitized mortgage collateral | Measurement Input, Prepayment Rate | Weighted Average
Unobservable input
Measurement input, securitized mortgage collateral		10.7
Securitized mortgage collateral | Measurement Input, Prepayment Rate | DCF | Minimum
Unobservable input
Measurement input, securitized mortgage collateral		0.029
Securitized mortgage collateral | Measurement Input, Prepayment Rate | DCF | Maximum
Unobservable input
Measurement input, securitized mortgage collateral		0.463
Securitized mortgage collateral | Measurement Input, Prepayment Rate | DCF | Weighted Average
Unobservable input
Measurement input, securitized mortgage collateral		0.107
Securitized mortgage collateral | Measurement Input, Default Rate | Weighted Average
Unobservable input
Measurement input, securitized mortgage borrowings		1.7
Mortgage servicing rights | DCF
Valuation techniques
Estimated fair value of assets		$ 749,000
Mortgage servicing rights | Measurement Input, Prepayment Rate | Minimum
Unobservable input
Measurement input, securitized mortgage borrowings	8.0
Measurement input, mortgage servicing rights		0.0801
Mortgage servicing rights | Measurement Input, Prepayment Rate | Maximum
Unobservable input
Measurement input, mortgage servicing rights	0.129	0.291
Mortgage servicing rights | Measurement Input, Prepayment Rate | Weighted Average
Unobservable input
Measurement input, mortgage servicing rights		10.3
Mortgage servicing rights | Measurement Input, Prepayment Rate | DCF | Minimum
Unobservable input
Measurement input, mortgage servicing rights		0.0801
Mortgage servicing rights | Measurement Input, Prepayment Rate | DCF | Maximum
Unobservable input
Measurement input, mortgage servicing rights		0.291
Mortgage servicing rights | Measurement Input, Discount Rate | Minimum
Unobservable input
Measurement input, mortgage servicing rights	0.125	0.125
Mortgage servicing rights | Measurement Input, Discount Rate | Maximum
Unobservable input
Measurement input, mortgage servicing rights	0.150	0.150
Mortgage servicing rights | Measurement Input, Discount Rate | Weighted Average
Unobservable input
Measurement input, mortgage servicing rights		12.8
Mortgage servicing rights | Measurement Input, Discount Rate | DCF | Minimum
Unobservable input
Measurement input, mortgage servicing rights		0.125
Mortgage servicing rights | Measurement Input, Discount Rate | DCF | Maximum
Unobservable input
Measurement input, mortgage servicing rights		0.150
Mortgage servicing rights | Measurement Input, Discount Rate | DCF | Weighted Average
Unobservable input
Measurement input, mortgage servicing rights		0.128
Mortgage servicing rights | Securitized mortgage borrowings | Measurement Input, Prepayment Rate | Weighted Average
Unobservable input
Measurement input, mortgage servicing rights	9.0
Mortgage servicing rights | Securitized mortgage borrowings | Measurement Input, Discount Rate | Weighted Average
Unobservable input
Measurement input, mortgage servicing rights	12.8
Mortgage servicing rights | Securitized mortgage borrowings | Measurement Input, Pull-through Rate | Weighted Average
Unobservable input
Measurement input, mortgage servicing rights	73.3
Interest rate lock commitments (IRLCs) | Market pricing
Valuation techniques
Estimated fair value of assets		$ 3,111,000
Interest rate lock commitments (IRLCs) | Measurement Input, Pull-through Rate | Minimum
Unobservable input
Measurement input, derivative assets - IRLCs, net	0.400	0.500
Interest rate lock commitments (IRLCs) | Measurement Input, Pull-through Rate | Maximum
Unobservable input
Measurement input, derivative assets - IRLCs, net	0.980	0.980
Interest rate lock commitments (IRLCs) | Measurement Input, Pull-through Rate | Weighted Average
Unobservable input
Measurement input, mortgage servicing rights		79.0
Interest rate lock commitments (IRLCs) | Measurement Input, Pull-through Rate | Market pricing | Minimum
Unobservable input
Measurement input, derivative assets - IRLCs, net		0.500
Interest rate lock commitments (IRLCs) | Measurement Input, Pull-through Rate | Market pricing | Maximum
Unobservable input
Measurement input, derivative assets - IRLCs, net		0.980
Interest rate lock commitments (IRLCs) | Measurement Input, Pull-through Rate | Market pricing | Weighted Average
Unobservable input
Measurement input, derivative assets - IRLCs, net		0.790